Organization and Description of Business	12 Months Ended
Dec. 31, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Smart Logistics Global Limited (“SLG Cayman,” or the “Company”) is a company incorporated in the Cayman Islands with limited liability on October 8, 2020. Immediately prior to its initial public offering, SLG Cayman was 100% owned by ASL Ventures Limited, a company incorporated in the British Virgin Islands (“BVI”) which is owned by its sole shareholder, Mr. Hue Kwok Chiu.

Amelia Global Limited (“Amelia”), a wholly-owned subsidiary of SLG Cayman, is a company incorporated in the British Virgin Islands with limited liability on January 8, 2021. Amelia is an investment holding company with no operations.

Jiabin Logistics Network Limited (“Jiabin HK”) is a company incorporated in Hong Kong with limited liability on May 10, 2017. Jiabin HK is an investment holding company with no operations and was initially owned directly by the individual shareholder, Mr. Hue Kwok Chiu.

On July 25, 2017, Jiabin HK established its wholly-owned subsidiary, Jiangxi Jiabin Logistics Network Co., Limited (“Jiangxi JB”), a company incorporated in the People’s Republic of China (“PRC”). Jiangxi JB established three wholly-owned subsidiaries in PRC, Fuzhou Jiabin Modern Logistics Park Limited (“Fuzhou JB”), Fuzhou Feiyi Automobile Service Co., Limited (“Fuzhou Feiyi”) and Xuzhou Jiabin Supply Chain Limited (“Xuzhou JB”), on July 26, 2017, October 22, 2020 and December 18, 2025, respectively.

SLG Cayman together with its subsidiaries (collectively, the “Group”) is primarily engaged in providing industrial raw materials line-haul transportation services to a wide range of customers in PRC.

Reorganization

On July 19, 2023, the Company completed a reorganization of entities under common control of its then existing shareholder Mr. Hue Kwok Chiu, who collectively owned all of the equity interests of the Company and Jiabin HK, together with their respective subsidiaries, prior to the reorganization. Mr. Hue transferred his 100% ownership interest in Jiabin HK (together with its subsidiaries, which were the three PRC corporations) to Amelia, which is wholly owned by the Company. In consideration of such transfer, Amelia issued 10 ordinary shares to the Company, in exchange for 500,000,000 shares in Jiabin HK owned by Mr. Hue. After the reorganization, the Company owns 100% equity interests of Amelia, Jiabin HK and its three subsidiaries in PRC.

Immediately before and after the reorganization as described above, SLG Cayman together with its subsidiaries were under common control by the same controlling shareholder; therefore, the reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time. The entities under common control are presented on a consolidated basis for all periods to which such entities were under common control.